Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table disaggregates revenue by type of imagery and software analytical services and engineering and integration for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
	(in thousands)
Imagery	$8,648	$3,005
Data, software and analytics	16,398	15,732
Engineering & integration	9,039	2,398
Total revenue	$34,085	$21,135
The approximate revenue based on geographic location of customers is as follows for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
	(in thousands)
US	$29,557	$17,239
Middle East	2,661	3,185
Asia	1,300	668
Other	567	43
Total revenue	$34,085	$21,135

Schedules of Concentration of Risk, by Risk Factor
Revenue from significant customers for the years ended December 31, 2021 and 2020 is as follows:

	Years Ended December 31,
	2021	2020
	(in thousands)
U.S. federal government and agencies	$29,382	$17,050
Commercial and other	4,703	4,085
Total revenue	$34,085	$21,135
As of December 31, 2021 and 2020, accounts receivable consisted of the following:

	December 31,	December 31,
	2021	2020
	(in thousands)
U.S. federal government and agencies	2,576	$1,335
Commercial and other	92	1,568
Allowance for doubtful accounts	(39)	—
Total accounts receivable	$2,629	$2,903